LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT
LONG-TERM DEBT

10.    LONG-TERM DEBT

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2023	December 31, 2022
Revolving credit facility	$184.9	$771.8
Term Loan A Facility	—	500.0
Term Loan B Facility	961.8	1,742.7
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	661.3	677.2
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	992.0	1,015.8
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	661.3	677.2
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	992.0	1,015.8
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,322.6	—
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	992.0	1,015.8
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	992.0	1,015.8
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	727.4	744.9
Other	347.3	75.0
Subtotal	8,834.6	9,252.0
Discount	(9.6)	(5.5)
Derivative liability	90.9	79.9
Deferred finance costs	(79.0)	(59.6)
Total long-term debt	8,836.9	9,266.8
Less: Current portion of long-term debt	9.7	17.9
Non-current portion of long-term debt	$8,827.2	$9,248.9

Total long-term debt	8,836.9	9,266.8
Less: Derivative asset	(20.0)	(58.3)
Total long-term debt, net of derivative asset	$8,816.9	$9,208.5

(1)	Refer to Note 20 for additional information on the hedging arrangements related to the Notes.
(2)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with principal maturing on June 1, 2025.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)	The 6.750% 2031 Secured Notes bear interest semi-annually commencing on January 15, 2024 with principal maturing on January 15, 2031.
(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.

Revolving credit facility and term loan facility

Under the amended and restated revolving credit agreement dated as of December 29, 2023 (the “Revolving Credit Agreement”), GFL has access to a $1,205.0 million revolving credit facility (available in Canadian and US dollars) and an aggregate US$75.0 million in revolving credit facilities (available in US dollars) (collectively, the “Revolving Credit Facility”). The Revolving Credit Facility matures on September 27, 2026 and accrues interest at a rate of SOFR/Bankers Acceptance plus 1.500% to 2.250% or Canadian/US prime plus 0.500% to 1.250%. The Revolving Credit Facility is secured by mortgages on certain properties, a general security agreement over all of the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

The Revolving Credit Agreement contains a Total Net Funded Debt to Adjusted EBITDA and an Interest Coverage Ratio (each as defined in the Revolving Credit Agreement) financial maintenance covenant.

The Total Net Funded Debt to Adjusted EBITDA ratio to be maintained is equal to or less than 6.00 to 1.00 for a period of four complete fiscal quarters following completion of a Material Acquisition and at all other times, equal to or less than 5.75 to 1.00. The Interest Coverage Ratio must be equal to or greater than 3.00 to 1.00. As at December 31, 2023 and December 31, 2022, GFL was in compliance with these covenants.

On December 7, 2023, GFL repaid all amounts outstanding under its $775.0 million term loan A facility (the “Term Loan A Facility”) previously available under its Revolving Credit Agreement.

GFL has a term loan B facility (the “Term Loan B Facility”) that matures on May 31, 2027 and has a borrowing rate of SOFR (with a floor rate at 0.500%) plus 2.500% or US prime plus 1.500% (the “Term Loan B Facility”). The Term Loan B Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

Other

Included in other is the following long term debt: (a) promissory notes with an aggregate principal amount of US$50.0 million that mature on June 14, 2027 and bear interest at a rate of 5.000% per annum, payable quarterly; (b) a term loan of US$13.0 million (all of which was drawn as at December 31, 2023) and a US$15.0 million revolving credit facility (of which $nil was drawn as at December 31, 2023) that mature on September 21, 2025 and have a borrowing rate of base or BSBY rate plus 1.500% to 3.500%; and (c) a term loan of US$170.0 million (all of which was drawn as at December 31, 2023) and a US$100.0 million revolving credit facility (of which US$29.3 million was drawn as of December 31, 2023) that mature on August 31, 2028 and have a borrowing rate of base or SOFR adjusted rate plus a spread between 2.00% and 3.25%.

Changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2023	December 31, 2022
Balance, beginning of year	$9,266.8	$8,001.8
Cash flows
Issuance of long-term debt	4,972.3	1,656.4
Repayment of long-term debt	(5,365.1)	(904.5)
Payment of financing costs	(38.2)	(2.7)
Long-term debt via business combinations	182.5	73.3
Proceeds from termination of swap instrument	17.3	—
Non-cash changes
Accrued interest and other non-cash changes	7.4	16.0
Revaluation of foreign exchange	(217.1)	504.3
Fair value movements on cash flow hedges	11.0	(77.8)
Balance, end of year	$8,836.9	$9,266.8

Commitments related to long-term debt

The following table presents GFL’s principal future payments on long-term debt:

2024	$9.7
2025	1,680.6
2026	855.8
2027	999.0
2028	2,247.5
Thereafter	3,042.0
$8,834.6